Integrity Managed Portfolios
1 Main Street North
Minot, ND 58703

December 3, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Integrity Managed Portfolios (the "Registrant")
File No. 033-36324
CIK No. 0000866841

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent amendment to the registration statement on Form N-1A for the above captioned Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on November 28, 2008.

The Integrity Funds

By: /s/ Adam Forthun

Treasurer